OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Other Accounts Receivable
	December 31,
	2017	2016

Prepaid expenses	$46	$73
Government authorities	63	5

	$109	$78